Leases - Supplemental lease cash flow (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Leases
Cash payments for operating leases	¥ 13,668,558	$ 1,954,578	¥ 30,645,878
Operating ROU assets released in exchange for operating lease liabilities	51,317,359	7,338,285	24,904,133
Operating ROU assets obtained in exchange for new operating lease liabilities	¥ 2,054,335	$ 293,766	¥ 51,284,880